Expected credit loss measurement - ECL stage 2 allowances / provisions - classification by trigger (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (2,507)	$ (2,261)	$ (1,091)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(946)
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(487)	(700)	(259)
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(459)	(416)	(267)
Lifetime expected credit losses | Stage 1 and 2 positions | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(71)
Lifetime expected credit losses | Stage 1 and 2 positions | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(29)
Lifetime expected credit losses | Stage 1 and 2 positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(194)
Lifetime expected credit losses | Stage 1 and 2 positions | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(76)
Lifetime expected credit losses | Stage 1 and 2 positions | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(17)
Lifetime expected credit losses | Stage 1 and 2 positions | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | Stage 1 and 2 positions | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(12)
Lifetime expected credit losses | Stage 1 and 2 positions | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(19)
Lifetime expected credit losses | Stage 1 and 2 positions | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(37)
Lifetime expected credit losses | of which: PD layer
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(256)
Lifetime expected credit losses | of which: PD layer | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(47)
Lifetime expected credit losses | of which: PD layer | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(18)
Lifetime expected credit losses | of which: PD layer | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(96)
Lifetime expected credit losses | of which: PD layer | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(41)
Lifetime expected credit losses | of which: PD layer | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(16)
Lifetime expected credit losses | of which: PD layer | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: PD layer | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(12)
Lifetime expected credit losses | of which: PD layer | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(25)
Lifetime expected credit losses | of which: watch list
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(131)
Lifetime expected credit losses | of which: watch list | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: watch list | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | of which: watch list | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(95)
Lifetime expected credit losses | of which: watch list | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(20)
Lifetime expected credit losses | of which: watch list | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: watch list | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(10)
Lifetime expected credit losses | of which: 30 days past due
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(72)
Lifetime expected credit losses | of which: 30 days past due | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(22)
Lifetime expected credit losses | of which: 30 days past due | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(9)
Lifetime expected credit losses | of which: 30 days past due | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(4)
Lifetime expected credit losses | of which: 30 days past due | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(14)
Lifetime expected credit losses | of which: 30 days past due | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: 30 days past due | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: 30 days past due | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: 30 days past due | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(12)
Lifetime expected credit losses | of which: 30 days past due | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(7)
Lifetime expected credit losses | of which: 30 days past due | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (1,253)	$ (993)	$ (564)